united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22483

Copeland Trust
(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325 Conshohocken, PA 19428
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC, 80 Arkay Drive Suite 10, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 470-2600

Date of fiscal year end:	11/30

Date of reporting period:	5/31/25

Item 1. Reports to Stockholders.

(a)

Copeland International Small Cap Fund

Class A (CISAX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$64	1.23%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2025, the Class A shares of the Fund delivered a return of 7.93%, which trailed the 13.15% gain of the MSCI World ex USA Index and the 9.80% return of the MSCI ACWI ex US Small Cap Index.

The Industrials sector faced challenges in Japan. Misumi Group (9962-JP, 0.9% of holdings at period end), a leading Japanese precision components manufacturer, lowered its earnings guidance due to soft global capital spending and foreign exchange headwinds—despite delivering record results in fiscal year 2024. In contrast, many domestically focused, lower profitable Japanese industrial companies saw a tailwind from the strengthening yen and governance-related margin expansion. The Materials sector was a detractor of performance due to the significant outperformance of the metals & mining sub-sector driven by gold mining companies. The Fund strategy is underexposed to this segment due to the lack of long-term dividend growers in this sub-sector. The Fund’s stock selection in the Consumer Staples sector was a drag on relative returns. Warpaint London (W7L-GB, 1.7% of holdings at period end), a UK-based cosmetics company targeting the value beauty segment, was another detractor. After several years of strong growth, the company experienced a moderation in sales momentum, prompting a valuation reset. Despite the near-term weakness, the company maintains a strong balance sheet and continues to expand internationally.

The Energy sector was a contributor to performance helped by healthy exposure to LNG (Liquified Natural Gas) related companies that have benefited from increased prospects for LNG to drive energy needs over coal and other forms of fossil fuel. The Consumer Discretionary sector was also a positive contributor. Lottomatica (LTMC-IT, 2.1% of holdings at period end), Italy’s leading gaming company, delivered high returns as it successfully transitioned more of its physical store customers to its high-margin online platform, driving earnings growth and margin expansion. Lottomatica also benefited from continued capital allocation discipline through combination of growing dividends, disciplined M&A activity and increasing share buybacks. The Communication Services sector also contributed positively. Most notably Scout24 A.G. (G24-DE, 2.8% of holdings at period end), the leading online real estate marketplace in Germany, achieved accelerating sales and margin improvements in both sales and rental markets through new product innovations and superior execution. Share price was also rewarded due to high outlook visibility and lack of tariff risks.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland International Small Cap Fund - Class A
MSCI ACWI ex US Small Cap Index
MSCI WORLD ex USA Index
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$12,335
$10,832
$8,646
Dec-2021
May-2022
May-2023
May-2024
May-2025

	Copeland International Small Cap Fund - Class A	MSCI ACWI ex US Small Cap Index	MSCI WORLD ex USA Index
Dec-2021	$9,425	$10,000	$10,000
May-2022	$7,983	$8,745	$8,990
May-2023	$7,619	$8,343	$9,128
May-2024	$7,882	$9,705	$10,815
May-2025	$8,646	$10,832	$12,335

Average Annual* Total Returns

	6 months	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class A
Without Load	7.93%	9.69%	-2.49%
With Load	1.76%	3.33%	-4.16%
MSCI ACWI ex US Small Cap Index	9.80%	11.62%	2.36%
MSCI WORLD ex USA Index	13.15%	14.06%	6.33%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
24.1%
Financials
13.3%
Materials
11.5%
Consumer Discretionary
11.1%
Real Estate
10.5%
Technology
10.2%
Consumer Staples
5.2%
Money Market Funds
4.0%
Health Care
4.0%
Communications
3.7%
Utilities
2.6%
Energy
1.0%
Liabilities in Excess of Other Assets
-1.2%

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Energy	1.0%
Utilities	2.6%
Communications	3.7%
Health Care	4.0%
Money Market Funds	4.0%
Consumer Staples	5.2%
Technology	10.2%
Real Estate	10.5%
Consumer Discretionary	11.1%
Materials	11.5%
Financials	13.3%
Industrials	24.1%

Fund Statistics

  Net Assets$656,864
  Number of Portfolio Holdings72
  Advisory Fee (net of waivers)$0
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Country Weighting (% of net assets)

Japan 26.3%
United Kingdom 15.5%
Canada 13.3%
Italy 6.6%
Sweden 6.6%
Australia 6.2%
United States 5.2%
Netherlands 4.6%
Germany 4.2%
France 3.4%
Other Countries 9.3%
Liabilities in Excess of Other Assets -1.2%

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Other Countries	9.3%
France	3.4%
Germany	4.2%
Netherlands	4.6%
United States	5.2%
Australia	6.2%
Sweden	6.6%
Italy	6.6%
Canada	13.3%
United Kingdom	15.5%
Japan	26.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.0%
Scout24 A.G.	2.8%
OPAP S.A.	2.4%
Ventia Services Group Pty Ltd.	2.2%
Technip Energies N.V.	2.2%
Lottomatica Group Spa	2.1%
VZ Holding A.G.	2.1%
Kotobuki Spirits Company Ltd.	2.1%
TMX Group Ltd.	2.0%
Maruwa Company Ltd.	1.9%

Material Fund Changes

No material changes occured during the six months ended May 31, 2025.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland International Small Cap Fund - Class A (CISAX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-CISAX

Copeland International Small Cap Fund

Class I (CSIIX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$51	0.98%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2025, the Class I shares of the Fund delivered a return of 8.17%, which trailed the 13.15% gain of the MSCI World ex USA Index and the 9.80% return of the MSCI ACWI ex US Small Cap Index.

The Industrials sector faced challenges in Japan. Misumi Group (9962-JP, 0.9% of holdings at period end), a leading Japanese precision components manufacturer, lowered its earnings guidance due to soft global capital spending and foreign exchange headwinds—despite delivering record results in fiscal year 2024. In contrast, many domestically focused, lower profitable Japanese industrial companies saw a tailwind from the strengthening yen and governance-related margin expansion. The Materials sector was a detractor of performance due to the significant outperformance of the metals & mining sub-sector driven by gold mining companies. The Fund strategy is underexposed to this segment due to the lack of long-term dividend growers in this sub-sector. The Fund’s stock selection in the Consumer Staples sector was a drag on relative returns. Warpaint London (W7L-GB, 1.7% of holdings at period end), a UK-based cosmetics company targeting the value beauty segment, was another detractor. After several years of strong growth, the company experienced a moderation in sales momentum, prompting a valuation reset. Despite the near-term weakness, the company maintains a strong balance sheet and continues to expand internationally.

The Energy sector was a contributor to performance helped by healthy exposure to LNG (Liquified Natural Gas) related companies that have benefited from increased prospects for LNG to drive energy needs over coal and other forms of fossil fuel. The Consumer Discretionary sector was also a positive contributor. Lottomatica (LTMC-IT, 2.1% of holdings at period end), Italy’s leading gaming company, delivered high returns as it successfully transitioned more of its physical store customers to its high-margin online platform, driving earnings growth and margin expansion. Lottomatica also benefited from continued capital allocation discipline through combination of growing dividends, disciplined M&A activity and increasing share buybacks. The Communication Services sector also contributed positively. Most notably Scout24 A.G. (G24-DE, 2.8% of holdings at period end), the leading online real estate marketplace in Germany, achieved accelerating sales and margin improvements in both sales and rental markets through new product innovations and superior execution. Share price was also rewarded due to high outlook visibility and lack of tariff risks.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland International Small Cap Fund - Class I
MSCI ACWI ex US Small Cap Index
MSCI WORLD ex USA Index
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,335
$10,832
$9,205
Dec-2021
May-2022
May-2023
May-2024
May-2025

	Copeland International Small Cap Fund - Class I	MSCI ACWI ex US Small Cap Index	MSCI WORLD ex USA Index
Dec-2021	$10,000	$10,000	$10,000
May-2022	$8,470	$8,745	$8,990
May-2023	$8,084	$8,343	$9,128
May-2024	$8,363	$9,705	$10,815
May-2025	$9,205	$10,832	$12,335

Average Annual* Total Returns

	6 Months	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class I	8.17%	10.07%	-2.39%
MSCI ACWI ex US Small Cap Index	9.80%	11.62%	2.36%
MSCI WORLD ex USA Index	13.15%	14.06%	6.33%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Energy	1.0%
Utilities	2.6%
Communications	3.7%
Health Care	4.0%
Money Market Funds	4.0%
Consumer Staples	5.2%
Technology	10.2%
Real Estate	10.5%
Consumer Discretionary	11.1%
Materials	11.5%
Financials	13.3%
Industrials	24.1%

Fund Statistics

  Net Assets$656,864
  Number of Portfolio Holdings72
  Advisory Fee (net of waivers)$0
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Other Countries	9.3%
France	3.4%
Germany	4.2%
Netherlands	4.6%
United States	5.2%
Australia	6.2%
Sweden	6.6%
Italy	6.6%
Canada	13.3%
United Kingdom	15.5%
Japan	26.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.0%
Scout24 A.G.	2.8%
OPAP S.A.	2.4%
Ventia Services Group Pty Ltd.	2.2%
Technip Energies N.V.	2.2%
Lottomatica Group Spa	2.1%
VZ Holding A.G.	2.1%
Kotobuki Spirits Company Ltd.	2.1%
TMX Group Ltd.	2.0%
Maruwa Company Ltd.	1.9%

Material Fund Changes

No material changes occured during the six months ended May 31, 2025.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland International Small Cap Fund - Class I (CSIIX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-CSIIX

Copeland Dividend Growth Fund

Class A (CDGRX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$58	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the six-month period, the Class A shares of the Fund declined 5.58% versus the 1.35% retreat registered by the S&P 500 Index and the 2.44% pullback posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index declined 5.02% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.7% of holdings at period end) rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.8% of holdings at period end), rose over 20% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Carribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Churchill Downs (CHDN, 1.2% of holdings at period end) was the worst performer in the Fund, falling 33% during the period. The owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares.

Energy sector constituent Northern Oil and Gas (NOG, 0.0% of holdings at period end, position exited in May) dipped 32% while we held a position in the shares. Oil prices declined as OPEC supply increases augmented robust production efforts in the United States. In response, NOG operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices. We elected to exit our position in the shares in favor of less volatile alternatives.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class A
Russell 3000® Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,535
$31,648
$17,334
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Copeland Dividend Growth Fund - Class A	Russell 3000® Index	S&P 500® Index
May-2015	$9,424	$10,000	$10,000
May-2016	$8,622	$10,022	$10,172
May-2017	$9,639	$11,795	$11,948
May-2018	$11,017	$13,572	$13,667
May-2019	$11,021	$13,911	$14,184
May-2020	$10,480	$15,505	$16,005
May-2021	$13,790	$22,314	$22,458
May-2022	$13,643	$21,492	$22,391
May-2023	$13,667	$21,929	$23,045
May-2024	$16,358	$27,978	$29,540
May-2025	$17,334	$31,648	$33,535

Average Annual* Total Returns

	6 months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class A
Without Load	-5.58%	5.96%	10.59%	6.28%
With Load	-11.00%	-0.10%	9.29%	5.65%
S&P 500® Index	-1.35%	13.52%	15.94%	12.86%
Russell 3000® Index	-2.44%	13.12%	15.34%	12.21%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$30,140,753
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$16,257
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.5%
Financials
14.2%
Industrials
12.6%
Health Care
12.1%
Consumer Discretionary
10.7%
Materials
4.0%
Communications
4.0%
Energy
3.6%
Consumer Staples
3.4%
Real Estate
2.9%
Utilities
2.6%
Money Market Funds
1.4%

Value	Value
Money Market Funds	1.4%
Utilities	2.6%
Real Estate	2.9%
Consumer Staples	3.4%
Energy	3.6%
Communications	4.0%
Materials	4.0%
Consumer Discretionary	10.7%
Health Care	12.1%
Industrials	12.6%
Financials	14.2%
Technology	28.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	2.3%
Visa, Inc., Class A	2.0%
Microsoft Corporation	2.0%
Intuit, Inc.	1.9%
Apple, Inc.	1.9%
Vertiv Holdings Company	1.8%
PriceSmart, Inc.	1.8%
Waste Connections, Inc.	1.7%
Morgan Stanley	1.7%
Encompass Health Corporation	1.7%

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland Dividend Growth Fund - Class A (CDGRX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-CDGRX

Copeland Dividend Growth Fund

Class C (CDCRX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CFootnote Reference*	$94	1.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the six-month period, the Class C shares of the Fund declined 5.95% versus the 1.35% retreat registered by the S&P 500 Index and the 2.44% pullback posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index declined 5.02% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.7% of holdings at period end) rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.8% of holdings at period end), rose over 20% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Carribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Churchill Downs (CHDN, 1.2% of holdings at period end) was the worst performer in the Fund, falling 33% during the period. The owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares.

Energy sector constituent Northern Oil and Gas (NOG, 0.0% of holdings at period end, position exited in May) dipped 32% while we held a position in the shares. Oil prices declined as OPEC supply increases augmented robust production efforts in the United States. In response, NOG operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices. We elected to exit our position in the shares in favor of less volatile alternatives.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class C
Russell 3000® Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
$33,535
$31,648
$17,061

	Copeland Dividend Growth Fund - Class C	Russell 3000® Index	S&P 500® Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,083	$10,022	$10,172
May-2017	$10,076	$11,795	$11,948
May-2018	$11,428	$13,572	$13,667
May-2019	$11,354	$13,911	$14,184
May-2020	$10,719	$15,505	$16,005
May-2021	$13,987	$22,314	$22,458
May-2022	$13,742	$21,492	$22,391
May-2023	$13,657	$21,929	$23,045
May-2024	$16,221	$27,978	$29,540
May-2025	$17,061	$31,648	$33,535

Average Annual* Total Returns

	6 Months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class C	-5.95%	5.18%	9.74%	5.49%
Russell 3000® Index	-2.44%	13.12%	15.34%	12.21%
S&P 500® Index	-1.35%	13.52%	15.94%	12.86%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$30,140,753
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$16,257
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Utilities	2.6%
Real Estate	2.9%
Consumer Staples	3.4%
Energy	3.6%
Communications	4.0%
Materials	4.0%
Consumer Discretionary	10.7%
Health Care	12.1%
Industrials	12.6%
Financials	14.2%
Technology	28.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	2.3%
Visa, Inc., Class A	2.0%
Microsoft Corporation	2.0%
Intuit, Inc.	1.9%
Apple, Inc.	1.9%
Vertiv Holdings Company	1.8%
PriceSmart, Inc.	1.8%
Waste Connections, Inc.	1.7%
Morgan Stanley	1.7%
Encompass Health Corporation	1.7%

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland Dividend Growth Fund - Class C (CDCRX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-CDCRX

Copeland Dividend Growth Fund

Class I (CDIVX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$51	1.05%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the six-month period, the Class I shares of the Fund declined 5.52% versus the 1.35% retreat registered by the S&P 500 Index and the 2.44% pullback posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index declined 5.02% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.7% of holdings at period end) rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.8% of holdings at period end), rose over 20% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Carribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Churchill Downs (CHDN, 1.2% of holdings at period end) was the worst performer in the Fund, falling 33% during the period. The owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares.

Energy sector constituent Northern Oil and Gas (NOG, 0.0% of holdings at period end, position exited in May) dipped 32% while we held a position in the shares. Oil prices declined as OPEC supply increases augmented robust production efforts in the United States. In response, NOG operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices. We elected to exit our position in the shares in favor of less volatile alternatives.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class I
Russell 3000® Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,535
$31,648
$18,669
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Copeland Dividend Growth Fund - Class I	Russell 3000® Index	S&P 500® Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,164	$10,022	$10,172
May-2017	$10,257	$11,795	$11,948
May-2018	$11,741	$13,572	$13,667
May-2019	$11,772	$13,911	$14,184
May-2020	$11,213	$15,505	$16,005
May-2021	$14,764	$22,314	$22,458
May-2022	$14,634	$21,492	$22,391
May-2023	$14,674	$21,929	$23,045
May-2024	$17,602	$27,978	$29,540
May-2025	$18,669	$31,648	$33,535

Average Annual* Total Returns

	6 Months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class I	-5.52%	6.06%	10.73%	6.44%
Russell 3000® Index	-2.44%	13.12%	15.34%	12.21%
S&P 500® Index	-1.35%	13.52%	15.94%	12.86%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$30,140,753
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$16,257
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Utilities	2.6%
Real Estate	2.9%
Consumer Staples	3.4%
Energy	3.6%
Communications	4.0%
Materials	4.0%
Consumer Discretionary	10.7%
Health Care	12.1%
Industrials	12.6%
Financials	14.2%
Technology	28.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	2.3%
Visa, Inc., Class A	2.0%
Microsoft Corporation	2.0%
Intuit, Inc.	1.9%
Apple, Inc.	1.9%
Vertiv Holdings Company	1.8%
PriceSmart, Inc.	1.8%
Waste Connections, Inc.	1.7%
Morgan Stanley	1.7%
Encompass Health Corporation	1.7%

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland Dividend Growth Fund - Class I (CDIVX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-CDIVX

Copeland SMID Cap Dividend Growth Fund

Class A (CSDGX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$56	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the six-month period, the Class A shares of the Fund declined 12.01% versus the 11.22% retreat registered by the Russell 2500 Index and the 2.44% pullback posted by the Russell 3000 Index. The outperformance of this latter broad capitalization benchmark vs smaller stocks is reflective of the outsized performance of mega-capitalization technology and related higher risk small cap technology stocks relative to the broader market.

Our stock selection in defensive sectors such as Healthcare and Staples bolstered Fund returns during this volatile and overall declining market environment. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.8% of holdings at period end), rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.6% of holdings at period end), rose over 16% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Caribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in cyclical sectors of Consumer Discretionary and Energy was a drag on Fund returns. Churchill Downs (CHDN, 1.4% of holdings at period end), owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares. Meanwhile, oil prices declined as OPEC supply increases augmented robust production efforts in the United States. Energy holding Northern Oil and Gas (NOG, 0.9% of holdings at period end) declined significantly in this environment as its operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices, holding back the shares.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland SMID Cap Dividend Growth Fund - Class A
Russell 2500® Index
Russell 3000® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$23,122
$16,504
$14,414
Feb-2019
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Copeland SMID Cap Dividend Growth Fund - Class A	Russell 2500® Index	Russell 3000® Index
Feb-2019	$9,423	$10,000	$10,000
May-2019	$9,796	$9,841	$10,163
May-2020	$9,802	$9,762	$11,328
May-2021	$13,471	$15,663	$16,302
May-2022	$13,021	$13,843	$15,702
May-2023	$12,843	$13,104	$16,021
May-2024	$14,761	$15,948	$20,440
May-2025	$14,414	$16,504	$23,122

Average Annual* Total Returns

	6 months	1 Year	5 Years	Since Inception (February 11, 2019)
Copeland SMID Cap Dividend Growth Fund - Class A
Without Load	-12.01%	-2.36%	8.02%	6.98%
With Load	-17.08%	-7.94%	6.75%	5.98%
Russell 3000® Index	-2.44%	13.12%	15.34%	14.23%
Russell 2500® Index	-11.22%	3.49%	11.07%	8.28%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$156,385,174
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$235,153
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
20.7%
Technology
15.7%
Health Care
12.9%
Financials
11.4%
Consumer Discretionary
9.9%
Materials
8.2%
Real Estate
4.5%
Energy
4.1%
Consumer Staples
3.3%
Utilities
3.2%
Communications
3.0%
Money Market Funds
2.7%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.7%
Communications	3.0%
Utilities	3.2%
Consumer Staples	3.3%
Energy	4.1%
Real Estate	4.5%
Materials	8.2%
Consumer Discretionary	9.9%
Financials	11.4%
Health Care	12.9%
Technology	15.7%
Industrials	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	2.7%
Air Lease Corporation	2.0%
Ensign Group, Inc. (The)	2.0%
Reliance, Inc.	2.0%
Wingstop, Inc.	1.8%
nVent Electric PLC	1.8%
STERIS plc	1.8%
GFL Environmental, Inc.	1.8%
Encompass Health Corporation	1.8%
Hamilton Lane, Inc., Class A	1.8%

Material Fund Changes

No material changes occured during the six months ended May 31, 2025.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland SMID Cap Dividend Growth Fund - Class A (CSDGX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-CSDGX

Copeland SMID Cap Dividend Growth Fund

Class I (CSMDX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$45	0.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the six-month period, the Class I shares of the Fund declined 11.87% versus the 11.22% retreat registered by the Russell 2500 Index and the 2.44% pullback posted by the Russell 3000 Index. The outperformance of this latter broad capitalization benchmark vs smaller stocks is reflective of the outsized performance of mega-capitalization technology and related higher risk small cap technology stocks relative to the broader market.

Our stock selection in defensive sectors such as Healthcare and Staples bolstered Fund returns during this volatile and overall declining market environment. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.8% of holdings at period end), rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.6% of holdings at period end), rose over 16% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Caribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in cyclical sectors of Consumer Discretionary and Energy was a drag on Fund returns. Churchill Downs (CHDN, 1.4% of holdings at period end), owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares. Meanwhile, oil prices declined as OPEC supply increases augmented robust production efforts in the United States. Energy holding Northern Oil and Gas (NOG, 0.9% of holdings at period end) declined significantly in this environment as its operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices, holding back the shares.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland SMID Cap Dividend Growth Fund - Class I
Russell 2500® Index
Russell 3000® Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$27,301
$18,699
$18,099
Feb-2017
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Copeland SMID Cap Dividend Growth Fund - Class I	Russell 2500® Index	Russell 3000® Index
Feb-2017	$10,000	$10,000	$10,000
May-2017	$9,940	$9,848	$10,175
May-2018	$11,397	$11,649	$11,708
May-2019	$12,107	$11,149	$12,000
May-2020	$12,156	$11,060	$13,375
May-2021	$16,739	$17,746	$19,249
May-2022	$16,222	$15,684	$18,540
May-2023	$16,038	$14,847	$18,917
May-2024	$18,488	$18,069	$24,135
May-2025	$18,099	$18,699	$27,301

Average Annual* Total Returns

	6 Months	1 Year	5 Years	Since Inception (February 27, 2017)
Copeland SMID Cap Dividend Growth Fund - Class I	-11.87%	-2.11%	8.28%	7.45%
Russell 2500® Index	-11.22%	3.49%	11.07%	7.88%
Russell 3000® Index	-2.44%	13.12%	15.34%	12.94%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$156,385,174
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$235,153
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.7%
Communications	3.0%
Utilities	3.2%
Consumer Staples	3.3%
Energy	4.1%
Real Estate	4.5%
Materials	8.2%
Consumer Discretionary	9.9%
Financials	11.4%
Health Care	12.9%
Technology	15.7%
Industrials	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	2.7%
Air Lease Corporation	2.0%
Ensign Group, Inc. (The)	2.0%
Reliance, Inc.	2.0%
Wingstop, Inc.	1.8%
nVent Electric PLC	1.8%
STERIS plc	1.8%
GFL Environmental, Inc.	1.8%
Encompass Health Corporation	1.8%
Hamilton Lane, Inc., Class A	1.8%

Material Fund Changes

No material changes occured during the six months ended May 31, 2025.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland SMID Cap Dividend Growth Fund - Class I (CSMDX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-CSMDX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Copeland
Dividend Growth Fund
Class A Shares: CDGRX
Class C Shares: CDCRX
Class I Shares: CDIVX

Copeland
SMID Cap Dividend Growth Fund
Class A Shares: CSDGX
Class I Shares: CSMDX

Copeland
International Small Cap Fund
Class A Shares: CISAX
Class I Shares: CSIIX

Semi-Annual Financial Statements and Additional Information
May 31, 2025

Investor Information: 1-888-9-COPELAND

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	ASSET MANAGEMENT - 4.7%
907	Ameriprise Financial, Inc.	$461,881
9,044	Brookfield Asset Management Ltd.	507,368
2,974	Hamilton Lane, Inc., Class A	443,126
		1,412,375
	BANKING - 1.6%
1,868	JPMorgan Chase & Company	493,152

	BIOTECH & PHARMA - 2.8%
531	Eli Lilly & Company	391,703
2,641	Zoetis, Inc.	445,352
		837,055
	CHEMICALS - 1.6%
1,338	Sherwin-Williams Company (The)	480,088

	COMMERCIAL SUPPORT SERVICES - 3.0%
1,658	Cintas Corporation	375,537
2,622	Waste Connections, Inc.	516,770
		892,307
	CONSTRUCTION MATERIALS - 1.3%
1,458	Vulcan Materials Company	386,472

	DATA CENTER REIT - 1.5%
487	Equinix, Inc.	432,856

	E-COMMERCE DISCRETIONARY - 1.5%
6,011	eBay, Inc.	439,825

	ELECTRIC UTILITIES - 1.3%
5,342	NextEra Energy, Inc.	377,359

	ELECTRICAL EQUIPMENT - 4.8%
5,644	Amphenol Corporation, Class A	507,565
3,914	Otis Worldwide Corporation	373,200

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	ELECTRICAL EQUIPMENT - 4.8% (Continued)
5,033	Vertiv Holdings Company	$543,211
		1,423,976
	ENGINEERING & CONSTRUCTION - 1.3%
11,590	Tetra Tech, Inc.	404,955

	GAS & WATER UTILITIES - 1.3%
2,908	American Water Works Company, Inc.	415,757

	HEALTH CARE FACILITIES & SERVICES - 6.3%
1,482	Cencora, Inc.	431,618
4,201	Encompass Health Corporation	507,900
3,444	Ensign Group, Inc. (The)	507,163
1,504	UnitedHealth Group, Inc.	454,073
		1,900,754
	INDUSTRIAL SUPPORT SERVICES - 1.2%
2,225	WESCO International, Inc.	373,555

	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
4,013	Morgan Stanley	513,785
5,449	Nasdaq, Inc.	455,209
		968,994
	INSURANCE - 3.1%
2,289	Allstate Corporation (The)	480,393
986	Kinsale Capital Group, Inc.	465,382
		945,775
	INTERNET MEDIA & SERVICES - 1.3%
585	Meta Platforms, Inc., Class A	378,782

	LEISURE FACILITIES & SERVICES - 4.2%
4,035	Churchill Downs, Inc.	385,221
984	Domino’s Pizza, Inc.	466,239
1,559	Marriott International, Inc., Class A	411,311
		1,262,771

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	MACHINERY - 1.0%
1,448	Nordson Corporation	$306,962

	MEDICAL EQUIPMENT & DEVICES - 3.0%
1,935	ResMed, Inc.	473,669
1,757	STERIS plc	430,834
		904,503
	OIL & GAS PRODUCERS - 2.5%
1,813	Cheniere Energy, Inc.	429,663
2,344	Diamondback Energy, Inc.	315,385
		745,048
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
10,025	Schlumberger Ltd.	331,326

	PUBLISHING & BROADCASTING - 2.7%
6,866	New York Times Company (The), Class A	392,186
2,466	Nexstar Media Group, Inc.	420,255
		812,441
	RESIDENTIAL REIT - 1.4%
6,713	Equity LifeStyle Properties, Inc.	426,745

	RETAIL - CONSUMER STAPLES - 3.4%
1,117	Casey’s General Stores, Inc.	488,978
4,920	PriceSmart, Inc.	531,262
		1,020,240
	RETAIL - DISCRETIONARY - 4.0%
1,072	Home Depot, Inc. (The)	394,807
3,172	Ross Stores, Inc.	444,365
7,844	Tractor Supply Company	379,650
		1,218,822
	SEMICONDUCTORS - 7.0%
2,874	Broadcom, Inc.	695,709
596	Monolithic Power Systems, Inc.	394,492
5,716	Power Integrations, Inc.	284,257
1,901	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	367,501

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SEMICONDUCTORS - 7.0% (Continued)
2,530	Universal Display Corporation	$362,676
		2,104,635
	SOFTWARE - 6.7%
8,495	Bentley Systems, Inc., Class B	405,466
774	Intuit, Inc.	583,186
1,326	Microsoft Corporation	610,437
1,548	Salesforce, Inc.	410,793
		2,009,882
	SPECIALTY FINANCE - 1.6%
8,179	Air Lease Corporation	471,192

	STEEL - 1.1%
1,149	Reliance, Inc.	336,450

	TECHNOLOGY HARDWARE - 3.4%
2,830	Apple, Inc.	568,405
1,073	Motorola Solutions, Inc.	445,703
		1,014,108
	TECHNOLOGY SERVICES - 11.4%
1,106	Accenture PLC, Class A	350,403
1,427	Automatic Data Processing, Inc.	464,531
3,360	Booz Allen Hamilton Holding Corporation	357,000
1,947	Broadridge Financial Solutions, Inc.	472,790
796	FactSet Research Systems, Inc.	364,775
2,156	Jack Henry & Associates, Inc.	390,603
796	MSCI, Inc.	448,960
1,681	Visa, Inc., Class A	613,884
		3,462,946
	TRANSPORTATION & LOGISTICS - 1.3%
2,874	JB Hunt Transport Services, Inc.	399,055

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	WHOLESALE - DISCRETIONARY - 1.0%
1,039	Pool Corporation	$312,313

	TOTAL COMMON STOCKS (Cost $22,194,048)	$29,703,476

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
425,524	Northern Institutional Treasury Portfolio, 4.14% (Cost $425,524)(a)	425,524

	TOTAL INVESTMENTS - 100.0% (Cost $22,619,572)	$30,129,000
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	11,753
	NET ASSETS - 100.0%	$30,140,753

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9%
	AEROSPACE & DEFENSE - 1.2%
34,628	Hexcel Corporation	$1,831,475

	ASSET MANAGEMENT - 3.3%
30,633	Cohen & Steers, Inc.	2,353,840
18,245	Hamilton Lane, Inc., Class A	2,718,505
		5,072,345
	BANKING - 3.3%
95,659	Home BancShares, Inc.	2,706,193
34,080	Prosperity Bancshares, Inc.	2,373,672
		5,079,865
	BIOTECH & PHARMA - 1.3%
74,976	Perrigo Company plc	2,007,108

	CHEMICALS - 2.2%
25,305	Cabot Corporation	1,890,031
15,121	Quaker Chemical Corporation	1,639,721
		3,529,752
	COMMERCIAL SUPPORT SERVICES - 3.2%
55,233	GFL Environmental, Inc.	2,785,400
11,830	UniFirst Corporation	2,230,665
		5,016,065
	CONSTRUCTION MATERIALS - 1.7%
6,973	Carlisle Companies, Inc.	2,650,995

	ELECTRICAL EQUIPMENT - 7.4%
19,508	BWX Technologies, Inc.	2,450,205
55,860	Cognex Corporation	1,674,124
12,457	Littelfuse, Inc.	2,554,433
43,560	nVent Electric PLC	2,866,249
74,839	Sensata Technologies Holding PLC	1,950,304
		11,495,315
	ENGINEERING & CONSTRUCTION - 1.4%
64,243	Tetra Tech, Inc.	2,244,650

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
17,863	UFP Industries, Inc.	$1,742,714

	GAS & WATER UTILITIES - 3.2%
64,164	Brookfield Infrastructure Corporation, Class A	2,538,969
19,900	Chesapeake Utilities Corporation	2,431,581
		4,970,550
	HEALTH CARE FACILITIES & SERVICES - 8.3%
4,387	Chemed Corporation	2,521,823
22,912	Encompass Health Corporation	2,770,061
21,466	Ensign Group, Inc. (The)	3,161,083
14,024	Quest Diagnostics, Inc.	2,430,920
28,596	US Physical Therapy, Inc.	2,144,414
		13,028,301
	HOTEL REIT - 1.6%
26,089	Ryman Hospitality Properties, Inc.	2,533,502

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.6%
8,070	Valmont Industries, Inc.	2,566,583

	INDUSTRIAL REIT - 1.5%
41,523	Terreno Realty Corporation	2,342,728

	INDUSTRIAL SUPPORT SERVICES - 1.6%
15,042	WESCO International, Inc.	2,525,401

	INSURANCE - 2.8%
5,456	Kinsale Capital Group, Inc.	2,575,178
6,914	Primerica, Inc.	1,870,928
		4,446,106
	LEISURE FACILITIES & SERVICES - 6.5%
22,426	Churchill Downs, Inc.	2,141,010
5,562	Domino’s Pizza, Inc.	2,635,387
47,790	Travel + Leisure Company	2,321,160

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	LEISURE FACILITIES & SERVICES - 6.5% (Continued)
8,540	Wingstop, Inc.	$2,918,118
		10,015,675
	LEISURE PRODUCTS - 1.1%
34,153	Brunswick Corporation	1,728,825

	MACHINERY - 2.9%
10,673	Nordson Corporation	2,262,569
15,512	Standex International Corporation	2,341,382
		4,603,951
	MEDICAL EQUIPMENT & DEVICES - 3.3%
29,066	LeMaitre Vascular, Inc.	2,389,225
11,517	STERIS plc	2,824,084
		5,213,309
	METALS & MINING - 1.2%
10,265	Royal Gold, Inc.	1,828,402

	OIL & GAS PRODUCERS - 2.3%
48,652	Matador Resources Company	2,092,522
55,233	Northern Oil & Gas, Inc.	1,468,093
		3,560,615
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
97,696	Atlas Energy Solutions, Inc.	1,187,006
68,160	ChampionX Corporation	1,640,612
		2,827,618
	PUBLISHING & BROADCASTING - 3.0%
39,956	New York Times Company (The), Class A	2,282,287
14,024	Nexstar Media Group, Inc.	2,389,970
		4,672,257
	REAL ESTATE SERVICES - 1.4%
12,457	FirstService Corporation	2,184,896

	RETAIL - CONSUMER STAPLES - 3.3%
6,189	Casey’s General Stores, Inc.	2,709,296

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	RETAIL - CONSUMER STAPLES - 3.3% (Continued)
22,720	PriceSmart, Inc.	$2,453,306
		5,162,602
	RETAIL - DISCRETIONARY - 1.1%
9,715	Dick’s Sporting Goods, Inc.	1,742,288

	SEMICONDUCTORS - 3.9%
49,906	Kulicke & Soffa Industries, Inc.	1,604,478
45,048	Power Integrations, Inc.	2,240,237
15,747	Universal Display Corporation	2,257,332
		6,102,047
	SOFTWARE - 4.5%
48,652	Bentley Systems, Inc., Class B	2,322,160
90,301	Clear Secure, Inc., Class A	2,234,950
44,186	Concentrix Corporation	2,472,869
		7,029,979
	SPECIALTY FINANCE - 2.0%
55,233	Air Lease Corporation	3,181,973

	STEEL - 2.0%
10,655	Reliance, Inc.	3,119,997

	TECHNOLOGY SERVICES - 7.3%
19,665	Booz Allen Hamilton Holding Corporation	2,089,406
4,701	FactSet Research Systems, Inc.	2,154,280
14,886	Jack Henry & Associates, Inc.	2,696,897
7,756	Morningstar, Inc.	2,392,106
23,895	TransUnion	2,046,129
		11,378,818
	TRANSPORTATION & LOGISTICS - 1.3%
15,168	Landstar System, Inc.	2,081,353

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	WHOLESALE - DISCRETIONARY - 1.3%
6,973	Pool Corporation	$2,096,014

	TOTAL COMMON STOCKS (Cost $153,961,463)	$151,614,074

	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
4,158,432	Northern Institutional Treasury Portfolio, 4.14% (Cost $4,158,432)(a)	4,158,432

	TOTAL INVESTMENTS - 99.6% (Cost $158,119,895)	$155,772,506
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	612,668
	NET ASSETS - 100.0%	$156,385,174

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2%
	Australia - 6.2%
345	Breville Group Ltd.(a)	$6,497
722	Charter Hall Group(a)	8,464
2,928	Steadfast Group Ltd.(a)	10,882
4,786	Ventia Services Group Pty Ltd.(a)	14,587
		40,430
	Belgium - 1.2%
108	Montea N.V.(a)	7,979

	Canada - 13.3%
222	Brookfield Infrastructure Corporation	8,791
92	BRP, Inc.(a)	4,052
45	FirstService Corporation	7,887
171	Gildan Activewear, Inc.(a)	7,961
139	Granite Real Estate Investment Trust	7,119
58	Mainstreet Equity Corporation	8,229
398	OR Royalties, Inc.(a)	10,169
140	Stella-Jones, Inc.	7,914
322	TMX Group Ltd.	13,013
66	Toromont Industries Ltd.	5,723
149	Tourmaline Oil Corporation	6,718
		87,576
	France - 3.4%
54	Gaztransport Et Technigaz S.A.(a)	10,033
50	Nexans S.A.(a)	5,751
31	Sopra Steria Group(a)	6,683
		22,467
	Germany - 4.2%
86	Hensoldt AG(a)	8,999
136	Scout24 A.G. 144A(a),(b)	18,528
		27,527
	Greece - 2.4%
729	OPAP S.A.(a)	15,674

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Italy - 6.6%
190	Interpump Group SpA(a)	$7,410
526	Lottomatica Group Spa 144A(a),(b)	13,839
208	Recordati Industria Chimica e Farmaceutica SpA(a)	12,481
187	SOL SpA(a)	9,723
		43,453
	Japan - 26.3%
437	Asics Corporation(a)	10,533
1,357	Chiba Bank Ltd. (The)(a)	12,334
797	Hulic Company Ltd.(a)	8,071
548	Internet Initiative Japan, Inc.(a)	10,565
384	JCU Corporation(a)	8,501
478	Kokusai Electric Corporation(a)	9,840
839	Kotobuki Spirits Company Ltd.(a)	13,535
234	Kurita Water Industries Ltd.(a)	8,732
53	Maruwa Company Ltd.(a)	12,839
459	MISUMI Group, Inc.(a)	6,055
1,151	Mitsubishi UFJ Lease & Finance Company Ltd.(a)	8,453
249	Nichias Corporation(a)	8,603
465	Nippon Gas Company Ltd.(a)	8,319
1,029	Nomura Real Estate Holdings, Inc.(a)	6,026
348	NSD Company Ltd.(a)	8,596
446	Rohto Pharmaceutical Company Ltd.(a)	6,286
662	Santen Pharmaceutical Company Ltd.(a)	7,365
602	SMS Company Ltd.(a)	6,006
592	Yamaguchi Financial Group, Inc.(a)	6,286
632	Zeon Corporation(a)	6,358
		173,303
	Netherlands - 4.6%
148	Arcadis N.V.(a)	7,643
51	Euronext N.V. 144A(a),(b)	8,311
376	Technip Energies N.V.(a)	14,230
		30,184

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Norway - 1.3%
456	Borregaard ASA(a)	$8,375

	Spain - 2.3%
77	Vidrala S.A.(a)	8,241
96	Viscofan S.A.(a)	6,911
		15,152
	Sweden - 6.6%
265	AddTech AB(a)	9,109
832	Bravida Holding A.B. 144A(a),(b)	7,715
247	Loomis A.B.(a)	9,557
509	Sweco A.B.(a)	8,845
809	Wihlborgs Fastigheter A.B.(a)	8,135
		43,361
	Switzerland - 2.1%
64	VZ Holding A.G.(a)	13,603

	United Kingdom - 15.5%
998	AJ Bell plc(a)	6,602
1,509	Breedon Group PLC(a)	9,264
1,320	Bytes Technology Group plc(a)	9,393
6,462	Coats Group plc(a)	6,870
184	Diploma plc(a)	11,634
260	Halma PLC(a)	10,193
317	Hill & Smith Holdings plc(a)	7,898
806	Hilton Food Group plc(a)	9,437
667	Howden Joinery Group plc(a)	7,740
813	Safestore Holdings PLC(a)	7,203
60	Spirax-Sarco Engineering plc(a)	4,630
1,658	Warpaint London plc(a)	11,066
		101,930

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	United States - 1.2%
132	Air Lease Corporation	$7,604

	TOTAL COMMON STOCKS (Cost $548,243)	$638,618

	SHORT-TERM INVESTMENT — 4.0%
	MONEY MARKET FUND - 4.0%
26,410	Northern Institutional Treasury Portfolio, 4.14% (Cost $26,410)(c)	26,410

	TOTAL INVESTMENTS - 101.2% (Cost $574,653)	$665,028
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(8,164)
	NET ASSETS - 100.0%	$656,864

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, the total market value of 144A securities is $48,393 or 7.4% of net assets.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2025

		Copeland SMID	Copeland
	Copeland Dividend	Cap Dividend	International
	Growth Fund	Growth Fund	Small Cap Fund
Assets:
Investments, at Cost	$22,619,572	$158,119,895	$574,653
Investments in Securities, at Market Value	$30,129,000	$155,772,506	$665,028
Foreign Cash (Cost $0, $0, $188)	—	—	46
Dividends and Interest Receivable	34,414	236,956	3,178
Receivable for Securities Sold	—	516,332	—
Due from Investment Adviser	4,177	—	8,579
Receivable for Fund Shares Sold	—	1,149,896	—
Prepaid Expenses and Other Assets	40,099	94,884	1,335
Total Assets	30,207,690	157,770,574	678,166

Liabilities:
Payable for Securities Purchased	—	1,123,646	—
Payable for Fund Shares Redeemed	—	91,196	—
Payable to Investment Adviser	—	36,973	—
Accrued Audit Fees	9,385	8,908	5,414
Accrued Distribution Fees	8,324	384	—
Payable to Related Parties	19,665	57,058	8,873
Other Accrued Expenses	29,563	67,235	7,015
Total Liabilities	66,937	1,385,400	21,302

Net Assets	$30,140,753	$156,385,174	$656,864

Composition of Net Assets:
At May 31, 2025, Net Assets consisted of:
Paid-in-Capital	$20,850,327	$154,890,120	$690,315
Accumulated Earnings/(Deficit)	9,290,426	1,495,054	(33,451)
Net Assets	$30,140,753	$156,385,174	$656,864

Class A Shares:
Net Assets	$11,615,759	$1,184,155	$263

Shares Outstanding (no par value; unlimited number of shares authorized)	943,803	79,986	31

Net Asset Value and Redemption Price Per Share*	$12.31	$14.80	$8.55	+
Offering Price Per Share (NAV/$0.9425) Includes a Maximum Sales Charge of 5.75%	$13.06	$15.70	$9.07

Class C Shares:
Net Assets	$6,878,095

Shares Outstanding (no par value; unlimited number of shares authorized)	610,947

Net Asset Value, Offering Price and Redemption Price Per Share*	$11.26

Class I Shares:
Net Assets	$11,646,899	$155,201,019	$656,601

Shares Outstanding (no par value; unlimited number of shares authorized)	963,389	10,404,796	76,566

Net Asset Value, Offering Price and Redemption Price Per Share*	$12.09	$14.92	$8.58

*	The Funds charge a 1.00% fee on shares redeemed less than 30 days after purchase or if shares held less than 30 days are redeemed for failure to maintain a balance that meets the minimum requirements listed in the Funds’ Prospectus.

+	NAV may not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2025

		Copeland SMID	Copeland
	Copeland Dividend	Cap Dividend	International
	Growth Fund	Growth Fund	Small Cap Fund
Investment Income:
Dividend Income	$224,925	$1,460,969	$10,315
Interest Income	4,125	43,444	474
Less: Foreign Taxes Withholding	(2,451)	(10,193)	(1,612)
Total Investment Income	226,599	1,494,220	9,177

Expenses:
Investment Advisory Fees	124,570	641,773	2,238
Distribution Fees - Class C	37,124	—	—
Distribution Fees - Class A	14,970	2,723	—
Registration & Filing Fees	23,351	63,371	499
Administration Fees	21,267	97,385	22,077
Fund Accounting Fees	20,946	36,138	19,470
Chief Compliance Officer Fees	14,678	85,139	183
Custody Fees	12,459	39,368	7,764
Audit Fees	9,876	9,424	5,405
Trustees’ Fees	9,747	72,200	138
Legal Fees	8,680	63,329	291
Transfer Agent Fees	7,941	57,209	1,454
Shareholder Service Fees - Class I	6,909	25,344	—
Non-Rule 12b-1 Shareholder Service Fees	4,369	415	—
Other Expenses	7,881	27,273	677
Total Expenses	324,768	1,221,091	60,196
Less: Fees Waived by Adviser	(108,313)	(406,620)	(2,238)
Less: Other Expenses Reimbursed by Adviser	—	—	(55,143)
Net Expenses	216,455	814,471	2,815
Net Investment Income	10,144	679,749	6,362

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Gain (Loss) on:
Securities	2,034,001	3,339,812	(18,743)
Foreign Currency Transactions	—	—	(8)
Foreign Currency Exchange Contracts	—	(3,077)	—
	2,034,001	3,336,735	(18,751)
Net Change in Unrealized Appreciation (Depreciation) on:
Securities	(4,424,300)	(28,638,628)	62,417
Foreign Currency Transactions	—	23	103
	(4,424,300)	(28,638,605)	62,520
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(2,390,299)	(25,301,870)	43,769

Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,380,155)	$(24,622,121)	$50,131

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$10,144	$71,220
Net Realized Gain on Investments	2,034,001	5,273,595
Net Change in Unrealized Appreciation (Depreciation) on investments	(4,424,300)	3,744,844
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,380,155)	9,089,659

Distributions to Shareholders From:
Total Distributions Paid
Class A	(1,605,446)	(517,902)
Class C	(1,073,232)	(346,225)
Class I	(2,020,218)	(741,257)
Total Distributions to Shareholders	(4,698,896)	(1,605,384)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	32,719	401,135
Distributions Reinvested	1,523,749	491,277
Cost of Shares Redeemed	(1,412,195)	(3,270,213)
Total Class A Shares	144,273	(2,377,801)
Class C
Proceeds from Shares Issued	8,969	56,757
Distributions Reinvested	1,062,130	343,161
Cost of Shares Redeemed	(1,306,928)	(2,285,853)
Total Class C Shares	(235,829)	(1,885,935)
Class I
Proceeds from Shares Issued	272,708	772,148
Distributions Reinvested	1,833,837	692,579
Cost of Shares Redeemed	(4,728,042)	(5,803,047)
Total Class I Shares	(2,621,497)	(4,338,320)
Total Beneficial Interest Transactions	(2,713,053)	(8,602,056)

Decrease in Net Assets	(9,792,104)	(1,117,781)

Net Assets:
Beginning of Period	39,932,857	41,050,638
End of Period	$30,140,753	$39,932,857

Share Activity:
Class A
Shares Issued	2,714	29,540
Distributions Reinvested	119,043	40,872
Shares Redeemed	(116,642)	(245,418)
Total Activity Class A Shares	5,115	(175,006)
Class C
Shares Issued	782	4,352
Distributions Reinvested	90,394	30,585
Shares Redeemed	(117,181)	(182,443)
Total Activity Class C Shares	(26,005)	(147,506)
Class I
Shares Issued	22,718	59,935
Distributions Reinvested	145,890	58,594
Shares Redeemed	(395,808)	(447,579)
Total Activity Class I Shares	(227,200)	(329,050)

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$679,749	$1,294,233
Net Realized Gain on Investments	3,336,735	2,855,899
Net Change in Unrealized Appreciation (Depreciation) on Investments	(28,638,605)	22,810,215
Net Increase (Decrease) in Net Assets Resulting From Operations	(24,622,121)	26,960,347

Distributions to Shareholders From:
Total Distributions Paid
Class A	(28,465)	(11,826)
Class I	(2,349,932)	(586,612)
Total Distributions to Shareholders	(2,378,397)	(598,438)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	592,800	1,381,035
Distributions Reinvested	25,437	11,019
Cost of Shares Redeemed	(1,791,817)	(756,988)
Redemption Fees	32	31
Total Class A Shares	(1,173,548)	635,097
Class I
Proceeds from Shares Issued	29,307,621	132,361,398
Distributions Reinvested	1,807,276	525,476
Cost of Shares Redeemed	(46,031,537)	(28,729,542)
Redemption Fees	2,577	1,778
Total Class I Shares	(14,914,063)	104,159,110

Total Beneficial Interest Transactions	(16,087,611)	104,794,207

Increase (Decrease) in Net Assets	(43,088,129)	131,156,116

Net Assets:
Beginning of Period	199,473,303	68,317,187
End of Period	$156,385,174	$199,473,303

Share Activity:
Class A
Shares Issued	39,629	87,995
Distributions Reinvested	1,556	776
Shares Redeemed	(122,052)	(48,311)
Total Activity Class A Shares	(80,867)	40,460
Class I
Shares Issued	1,944,820	8,541,452
Distributions Reinvested	109,798	36,798
Shares Redeemed	(3,130,545)	(1,838,237)
Total Activity Class I Shares	(1,075,927)	6,740,013

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$6,362	$8,149
Net Realized Loss on Investments and Foreign Currency Transactions	(18,751)	(14,701)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	62,520	32,932
Net Increase in Net Assets Resulting From Operations	50,131	26,380

Distributions to Shareholders From:
Total Distributions Paid
Class A	(3)	—	*
Class I	(11,579)	(10,558)
Total Distributions to Shareholders	(11,582)	(10,558)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	85	150
Distributions Reinvested	3	—	*
Total Class A Shares	88	150.00
Class I
Proceeds from Shares Issued	46,700	39,999
Distributions Reinvested	11,579	10,558
Total Class I Shares	58,279	50,557
Total Beneficial Interest Transactions	58,367	50,707

Increase in Net Assets	96,916	66,529

Net Assets:
Beginning of Period	559,948	493,419
End of Period	$656,864	$559,948

Share Activity:
Class A
Shares Issued	12	18
Distributions Reinvested	— +	—	+
Total Activity Class A Shares	12	18
Class I
Shares Issued	6,006	4,974
Distributions Reinvested	1,471	1,361
Total Activity Class I Shares	7,477	6,335

*	Less than $1.

+	Less than 1 share.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$14.78		$12.27	$12.49	$14.59	$11.99	$14.25
Increase (Decrease) From Operations:
Net investment income (a)	0.01		0.04	0.06	0.09	0.04	0.01
Net gain (loss) from securities (both realized and unrealized)	(0.77)		2.93	0.50	(0.53)	2.56	(0.48)
Other capital changes	—		—	—	—	—	0.73 (d)
Total from operations	(0.76)		2.97	0.56	(0.44)	2.60	0.26
Distributions to shareholders from:
Net investment income	(0.01)		(0.02)	(0.09)	(0.02)	—	(0.09)
Net realized gains	(1.70)		(0.44)	(0.69)	(1.64)	—	(2.43)
Total distributions	(1.71)		(0.46)	(0.78)	(1.66)	—	(2.52)
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period’	$12.31		$14.78	$12.27	$12.49	$14.59	$11.99
Total Return (c)	(5.58	)% (f)	25.13%	4.95%	(3.91)%	21.68%	2.24%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$11,616		$13,873	$13,667	$15,441	$18,212	$18,800
Ratio of expenses to average net assets:
before reimbursement	1.86	% (e)	2.13%	1.95%	1.99%	1.93%	2.13%
net of reimbursement	1.20	% (e)	1.20%	1.20%	1.20%	1.20%	1.44%
Ratio of net investment income to average net assets	0.17	% (e)	0.28%	0.47%	0.72%	0.29%	0.10%
Portfolio turnover rate	11	% (f)	32%	35%	40%	34%	170%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$13.70		$11.46	$11.71	$13.85	$11.47	$13.73
Increase (Decrease) From Operations:
Net investment loss (a)	(0.03)		(0.06)	(0.03)	(0.01)	(0.06)	(0.07)
Net gain (loss) from securities (both realized and unrealized)	(0.71)		2.74	0.47	(0.49)	2.44	(0.30)
Other capital changes	—		—	—	—	—	0.54 (d)
Total from operations	(0.74)		2.68	0.44	(0.50)	2.38	0.17
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized gains	(1.70)		(0.44)	(0.69)	(1.64)	—	(2.43)
Total distributions	(1.70)		(0.44)	(0.69)	(1.64)	—	(2.43)
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period’	$11.26		$13.70	$11.46	$11.71	$13.85	$11.47
Total Return (c)	(5.95	)% (f)	24.25%	4.15%	(4.63)%	20.75%	1.51%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,878		$8,724	$8,994	$10,586	$13,530	$15,401
Ratio of expenses to average net assets:
before reimbursement	2.61	% (e)	2.89%	2.69%	2.74%	2.69%	2.88%
net of reimbursement	1.95	% (e)	1.95%	1.95%	1.95%	1.95%	2.19%
Ratio of net investment loss to average net assets	(0.58	)% (e)	(0.47)%	(0.27)%	(0.04)%	(0.46)%	(0.67)%
Portfolio turnover rate	11	% (f)	32%	35%	40%	34%	170%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$14.56		$12.10	$12.34	$14.45	$11.85	$14.12
Increase (Decrease) From Operations:
Net investment income (a)	0.02		0.06	0.07	0.10	0.06	0.03
Net gain (loss) from securities (both realized and unrealized)	(0.75)		2.89	0.50	(0.52)	2.54	(0.38)
Other capital changes	—		—	—	—	—	0.63 (d)
Total from operations	(0.73)		2.95	0.57	(0.42)	2.60	0.28
Distributions to shareholders from:
Net investment income	(0.04)		(0.05)	(0.12)	(0.05)	—	(0.12)
Net realized gains	(1.70)		(0.44)	(0.69)	(1.64)	—	(2.43)
Total distributions	(1.74)		(0.49)	(0.81)	(1.69)	—	(2.55)
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period’	$12.09		$14.56	$12.10	$12.34	$14.45	$11.85
Total Return (c)	(5.52	)% (f)	25.31%	5.13%	(3.82)%	21.94%	2.40%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$11,647		$17,335	$18,390	$25,461	$33,459	$36,164
Ratio of expenses to average net assets:
before reimbursement	1.70	% (e)	1.99%	1.75%	1.76%	1.75%	1.98%
net of reimbursement	1.05	% (e)	1.05%	1.05%	1.05%	1.05%	1.29%
Ratio of net investment income to average net assets	0.31	% (e)	0.43%	0.62%	0.85%	0.44%	0.23%
Portfolio turnover rate	11	% (f)	32%	35%	40%	34%	170%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$17.00		$13.95	$14.15	$15.80	$13.14	$12.73
Increase (Decrease) From Operations:
Net investment income (a)	0.03		0.10	0.12	0.13	0.06	0.10
Net gain (loss) from securities (both realized and unrealized)	(2.05)		3.05	0.19	(0.77)	2.63	0.50
Total from operations	(2.02)		3.15	0.31	(0.64)	2.69	0.60
Distributions to shareholders from:
Net investment income	(0.06)		(0.10)	(0.17)	(0.04)	(0.03)	(0.05)
Net realized gains	(0.12)		—	(0.34)	(0.97)	—	(0.14)
Total distributions	(0.18)		(0.10)	(0.51)	(1.01)	(0.03)	(0.19)
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period’	$14.80		$17.00	$13.95	$14.15	$15.80	$13.14
Total Return (c)	(12.01	)% (e)	22.69%	2.46%	(4.50)%	20.55%	4.73%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,184		$2,734	$1,680	$1,674	$206	$108
Ratio of expenses to average net assets:
before reimbursement	1.65	% (d)	1.55%	1.81%	2.03%	2.10%	2.72%
net of reimbursement	1.20	% (d)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.46	% (d)	0.61%	0.85%	0.96%	0.42%	0.87%
Portfolio turnover rate	15	% (e)	24%	28%	40%	35%	49%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$17.14		$14.06	$14.23	$15.88	$13.19	$12.76
Increase (Decrease) From Operations:
Net investment income (a)	0.06		0.14	0.15	0.19	0.10	0.13
Net gain (loss) from securities (both realized and unrealized)	(2.08)		3.06	0.20	(0.80)	2.65	0.50
Total from operations	(2.02)		3.20	0.35	(0.61)	2.75	0.63
Distributions to shareholders from:
Net investment income	(0.08)		(0.12)	(0.18)	(0.07)	(0.06)	(0.06)
Net realized gains	(0.12)		—	(0.34)	(0.97)	—	(0.14)
Total distributions	(0.20)		(0.12)	(0.52)	(1.04)	(0.06)	(0.20)
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period’	$14.92		$17.14	$14.06	$14.23	$15.88	$13.19
Total Return (c)	(11.87	)% (e)	22.95%	2.75%	(4.31)%	20.89%	4.98%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$155,201		$196,739	$66,638	$47,602	$35,601	$22,056
Ratio of expenses to average net assets:
before reimbursement	1.43	% (d)	1.34%	1.62%	1.73%	1.87%	2.47%
net of reimbursement	0.95	% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.80	% (d)	0.88%	1.11%	1.34%	0.67%	1.06%
Portfolio turnover rate	15	% (e)	24%	28%	40%	35%	49%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022 *
	(Unaudited)
Net Asset Value, Beginning of Period	$8.09		$7.86	$7.82	$10.00
Increase From Operations:
Net investment income (a)	0.08		0.09	0.02	0.10
Net gain (loss) from securities (both realized and unrealized)	0.55		0.31	0.23	(2.28)
Total from operations	0.63		0.40	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.17)		(0.17)	(0.21)	—
Total distributions	(0.17)		(0.17)	(0.21)	—
Net Asset Value, End of Period	$8.55		$8.09	$7.86	$7.82
Total Return (b)	7.93	% (c)	5.15%	3.37%	(21.80	)% (c)
Ratios/Supplemental Data
Net assets, end of period, actual (not truncated)	$263		$152	$8	$8
Ratio of expenses to average net assets:
before reimbursement	19.88	% (d)	17.29%	17.25%	34.90	% (d)
net of reimbursement	1.23	% (d)	1.23%	1.23%	1.19	% (d)
Ratio of net investment income to average net assets	2.01	% (d)	1.03%	0.25%	1.32	% (d)
Portfolio turnover rate	24	% (c)	48%	50%	82	% (c)

*	Class A commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022 *
	(Unaudited)
Net Asset Value, Beginning of Period	$8.10		$7.86	$7.82	$10.00
Increase From Operations:
Net investment income (a)	0.09		0.12	0.11	0.16
Net gain (loss) from securities (both realized and unrealized)	0.56		0.29	0.14	(2.34)
Total from operations	0.65		0.41	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.17)		(0.17)	(0.21)	—
Total distributions	(0.17)		(0.17)	(0.21)	—
Net Asset Value, End of Period	$8.58		$8.10	$7.86	$7.82
Total Return (b)	8.17	% (c)	5.28%	3.37%	(21.80	)% (c)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$657		$560	$493	$313
Ratio of expenses to average net assets:
before reimbursement	20.96	% (d)	18.87%	21.80%	28.11	% (d)
net of reimbursement	0.98	% (d)	0.98%	0.98%	0.98	% (d)
Ratio of net investment income to average net assets	2.22	% (d)	1.51%	1.44%	2.07	% (d)
Portfolio turnover rate	24	% (c)	48%	50%	82	% (c)

*	Class I commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2025

1.	ORGANIZATION

Copeland Dividend Growth Fund (the “Dividend Growth Fund”), formerly, the Copeland Risk Managed Dividend Growth Fund, Copeland SMID Cap Dividend Growth Fund (the “SMID Fund”), and Copeland International Small Cap Fund (the “International Fund”) are diversified series of Copeland Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was organized as a statutory trust on September 10, 2010, under the laws of the State of Delaware.

The Dividend Growth Fund currently offers Class A, Class C and Class I shares. The SMID Fund and International Fund currently offer Class A and Class I shares. The Dividend Growth Fund’s Class A shares commenced operations on December 28, 2010, Class C shares commenced operations on January 5, 2012 and Class I shares commenced operations on March 1, 2013. The SMID Fund’s Class I shares commenced operations on February 27, 2017 and Class A shares commenced operations on February 11, 2019. The International Fund’s Class A and Class I shares commenced operations on December 28, 2021. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1,000,000 or more may be subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within 18 months. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

OPERATING SEGMENTS

The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Funds each operate as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

SECURITY VALUATION

Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5 thereunder (the “Rule”), the Board of Trustees (the “Board”) has designated the Trust’s investment adviser, Copeland Capital Management, LLC (“Copeland”) as the Valuation Designee for the Funds pursuant to the Rule. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

longer reliable. Copeland has appointed a Pricing Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board. The valuation of investments with readily available market quotations has been delegated by the Board to the Funds’ administrator.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker. Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. Copeland reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. Copeland will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify Copeland, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below) has occurred. When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Small Cap Fund uses an independent third-party valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

A Significant Event may relate to a single issuer or to an entire market sector. If Copeland becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025 for the Funds’ assets measured at fair value:

Copeland Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$29,703,476	$—	$—	$29,703,476
Short-Term Investment	425,524	—	—	425,524
Total	$30,129,000	$—	$—	$30,129,000

Copeland SMID Cap Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$151,614,074	$—	$—	$151,614,074
Short-Term Investment	4,158,432	—	—	4,158,432
Total	$155,772,506	$—	$—	$155,772,506

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

Copeland International Small Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*
Apparel & Textile Products	$—	$25,365	$—	$25,365
Asset Management	—	13,603	—	13,603
Banking	—	18,620	—	18,620
Biotech & Pharma	—	26,132	—	26,132
Chemicals	—	32,957	—	32,957
Commerical Support Services	—	9,557	—	9,557
Construction Materials	—	9,264	—	9,264
Containers & Packaging	—	15,152	—	15,152
Electrical Equipment	—	15,944	—	15,944
Engineering & Construction	—	76,285	—	76,285
Food	—	13,535	—	13,535
Forestry, Paper & Wood Product	7,914	—	—	7,914
Gas & Water Utilities	8,791	8,319	—	17,110
Home & Office Products	—	14,237	—	14,237
Household Products	—	11,066	—	11,066
Industrial Intermediate Products	—	19,531	—	19,531
Industrial Support Services	5,723	15,163	—	20,886
Institutional Financial Services	13,013	14,914	—	27,927
Insurance	—	10,882	—	10,882
Internet Media & Services	—	24,535	—	24,535
Leisure Facilities & Services	—	29,513	—	29,513
Leisure Products	—	4,052	—	4,052
Machinery	—	16,142	—	16,142
Metals & Mining	—	10,169	—	10,169
Oil & Gas Producers	6,718	—	—	6,718
Real Estate Owners & Developer	8,229	14,097	—	22,326
Real Estate Services	7,887	8,135	—	16,022
Real Estate Investment Trust	7,119	23,646	—	30,765
Semiconductors	—	18,838	—	18,838
Specialty Finance	7,604	8,453	—	16,057
Technology Hardware	—	12,839	—	12,839
Technology Services	—	35,238	—	35,238
Wholesale - Consumer Staple	—	9,437	—	9,437
Short-Term Investment	26,410	—	—	26,410
Total	$99,408	$565,620	$—	$665,028

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Industry/Country Classification.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

FEDERAL INCOME TAXES

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax years or expected to be taken in the Funds’ November 30, 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds may make investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DIVIDEND-PAYING STOCK RISK

The Funds’ emphasis on dividend-paying stocks could cause a Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.

MARKET RISK

Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

REIT RISK

An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

SMALL AND MEDIUM CAPITALIZATION RISK

The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

FOREIGN INVESTING RISK

The International Fund invests significantly in foreign securities. Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments. Currency hedging transactions may not perfectly offset the Fund’s foreign currency exposure and entail additional trading commissions and fees.

FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, if any, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS

If foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to eliminate ongoing foreign currency exchange rate risks. If foreign securities are sold, the foreign currency proceeds are typically repatriated into US dollars. Any realized gains and losses between trade date and settlement date from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. The Funds did not hold any forward currency contracts as of May 31, 2025.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

EXPENSES

Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

INDEMNIFICATION

The Trust indemnifies their officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ADVISORY FEE

Subject to the oversight of the Board, the adviser is responsible for management of the Funds’ investment portfolios. Pursuant to the Management Agreement (the “Management Agreement”), investment advisory services are provided to the Funds by Copeland Capital Management, LLC (the “Adviser”). Under the terms of the Management Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% for each of the Dividend Growth Fund and SMID Fund and 0.78% for the International Fund, based on the average daily net assets of the respective Fund. For the six months ended May 31, 2025, the Adviser earned advisory fees of $124,570, $641,773, and $2,238 for the Dividend Growth Fund, SMID Fund, and International Fund, respectively, before the effect of the Expense Limitation Agreement.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of each Fund, at least until March 31, 2026 to ensure that Net Annual Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.20%, 1.95% and 1.05% of the Dividend Growth Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, 1.20% and 0.95% of the SMID Fund’s average daily net assets for Class A and Class I, respectively, and 1.23% and 0.98% of the International Fund’s average daily net assets for Class A and Class I, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment. For the six months ended May 31, 2025, the Adviser waived $108,313, $406,620 and $2,238 in investment advisory fees for the Dividend Growth Fund, SMID Fund and International Fund, respectively. During the period, the Adviser reimbursed additional amounts of $55,143 for the International Fund.

The expenses subject to recapture for the Dividend Growth Fund, SMID Fund and International Small Cap Fund will expire on November 30 of the years indicated below:

Copeland Dividend Growth Fund
2025	2026	2027	Total
$417,980	$332,494	$379,229	$1,129,703

Copeland SMID Cap Dividend Growth Fund
2025	2026	2027	Total
$325,820	$386,832	$579,643	$1,292,295

Copeland International Small Cap Fund
2025	2026	2027	Total
$81,999	$90,986	$96,650	$269,635

DISTRIBUTOR

The Board has adopted Distribution Plans and Agreements for each Fund (collectively the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee) of the average daily net assets attributable to Class A shares and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended May 31, 2025, the 12b-1 fees accrued amounted to $14,970 and $37,124 for the Dividend Growth Fund for Class A and Class C shares, respectively. The 12b-1 fees accrued for the SMID Cap Dividend Growth Fund Class A shares were $2,723. The International Fund did not accrue any 12b-1 fees for the period.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended May 31, 2025, the Distributor received $281 in underwriting commissions for sales of Class A shares of the Dividend Growth Fund, of which $36 was retained by the principal underwriter or other affiliated broker-dealers and $613 in underwriting commissions for sales of Class A shares of the SMID Cap Dividend Growth Fund of which $82 was retained by the principal underwriter or other affiliated broker-dealers. No underwriting commissions were generated by Class A Shares of the International Fund during the six months ended May 31, 2025.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

ULTIMUS FUND SOLUTIONS, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Trust pays UFS fees for providing administration, fund accounting, and transfer agency services to the Funds. These fees are disclosed in the Statement of Operations. An officer of the Trust is also an officer of UFS and is not paid any fees directly by the Funds for servicing in such capacity.

BLU GIANT, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

SHAREHOLDER SERVICES

The Board has adopted non-Rule 12b-1 shareholder service plans (collectively, the “Shareholder Service Plan”) for the Class I shares of each Fund. The Shareholder Service Plan permits the Funds to pay brokers, financial intermediaries and others an annual fee of up to 0.10% of each Fund’s average daily net assets attributable to the Class I shares for shareholder support and/or administrative services, not otherwise provided by the Trust’s transfer agent. The fees incurred by the Funds for these services are included as Shareholder Service Fees – Class I in the Statement of Operations. For the six months ended May 31, 2025, the Dividend Growth Fund accrued $6,909 and the SMID Cap Dividend Growth Fund accrued $25,344 in fees associated with the Shareholder Service Plan. The International Fund did not accrue any Shareholder Service Fees for its Class I shares during the period. The Funds’ Class A and Class C shares may also pay broker-dealers or other financial intermediaries for shareholder support services and/or administrative services based on the aggregate net asset value of the Class A and Class C shares, as applicable, owned of record or beneficially by the broker-dealers’ or financial intermediaries’ customers. The fees incurred by the Funds for these services are included as Non-Rule 12b-1 Shareholder Services Fees - Class A and Class C in the Statement of Operations.

CHIEF COMPLIANCE OFFICER

The Adviser is providing a Chief Compliance Officer to the Trust as well as related compliance services. The Trust reimburses the Adviser for an allocable portion of the Chief Compliance Officer’s salary.

TRUSTEES

Effective January 1, 2024, as compensation for services rendered to the Trust, each Trustee of the Trust who is not affiliated with the Trust or the Adviser receives: (1) an annual base retainer of $32,000; (2) $12,000 for attendance at four regularly scheduled Board meetings per year; (3) $2,000 for attendance at each regularly scheduled Audit Committee meeting; (4) $750 and $2,500 for each additional special telephonic or special in person meeting, respectively; and (5) the independent Chairman of the Board receives an additional $10,000 per year for carrying out his additional responsibilities. The foregoing compensation is paid in quarterly payments.

The “interested persons” (as defined in the 1940 Act) who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust except for the CCO, a portion of whose salary is paid by the Trust for compliance services.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended May 31, 2025 were as follows:

Fund	Purchases	Sale Proceeds
Dividend Growth Fund	$3,598,129	$11,463,787
SMID Cap Dividend Growth Fund	25,202,780	44,530,570
International Small Cap Fund	184,316	136,505

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2025, were as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Dividend Growth Fund	$28,880,055	$8,101,401	$(852,456)	$7,248,945
SMID Cap Dividend Growth Fund	158,320,661	11,696,867	(14,245,022)	(2,548,155)
International Small Cap Fund	580,520	105,002	(20,494)	84,508

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended November 30, 2024 and November 30, 2023 was as follows:

For the year ended November 30, 2024
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Dividend Growth Fund	$99,265	$1,506,119	$—	$—	$1,605,384
SMID Cap Dividend Growth Fund	598,438	—	—	—	598,438
International Small Cap Fund	10,558	—	—	—	10,558

For the year ended November 30, 2023
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Dividend Growth Fund	$352,061	$2,873,896	$—	$—	$3,225,957
SMID Cap Dividend Growth Fund	636,945	1,176,811	—	—	1,813,756
International Small Cap Fund	8,524	—	—	—	8,524

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Growth Fund	$—	$143,216	$4,553,016	$—	$—	$—	$11,673,245	$16,369,477
SMID Cap Dividend Growth Fund	—	984,488	1,420,621	—	—	—	26,090,463	28,495,572
International Small Cap Fund	—	11,089	—	—	(105,122)	—	22,033	(72,000)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and C-Corporation return of capital distributions. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(10) and $(58) for the SMID Cap Dividend Growth Fund and International Small Cap Fund, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Dividend Growth Fund	$—
SMID Cap Dividend Growth Fund	—
International Small Cap Fund	—

At November 30, 2024, the Funds had unlimited short-term and long-term capital loss carry forwards for federal income tax purposes as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Dividend Growth Fund	$—	$—	$—	$—
SMID Cap Dividend Growth Fund	—	—	—	1,447,076
International Small Cap Fund	93,089	12,033	105,122	—

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

During the fiscal year ended November 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2024 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Dividend Growth Fund	$529,325	$(529,325)
SMID Cap Dividend Growth Fund	119,092	(119,092)
International Small Cap Fund	—	—

7.	FOREIGN TAX CREDIT (UNAUDITED)

The International Small Cap Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal periods below, were as follows:

For fiscal year ended
11/30/2024	Foreign Taxes Paid	Foreign Source Income
International Small Cap Fund	$0.0242	$0.1441

For fiscal period ended
11/30/2023	Foreign Taxes Paid	Foreign Source Income
International Small Cap Fund	$0.0250	$0.1847

8.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Funds’ minimum account balance requirement. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2025, the Dividend Growth Fund assessed $0, $0, and $0 in redemption fees for Class A, Class C and Class I shares, respectively. The SMID Fund assessed $32 and $2,577 in redemption fees for Class A and Class I shares, respectively. The International Fund did not assess redemption fees for Class A or Class I shares.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

On May 14, 2025, the Board of Trustees (the “Board”) of Copeland Trust (the “Trust”), including all Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment management agreement (the “Management Agreement”) between the Trust and Copeland Capital Management (“Copeland” or the “Adviser”) with respect to each Fund. The Independent Trustees met separately with independent counsel in advance of the meeting held on May 14, 2025 (the “Meeting”) to discuss the material provided by Copeland. The Board reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Trustees’ fiduciary duties, responsibilities and the factors the Trustees should consider in their evaluation of the Management Agreement; and (2) a report and presentation by Copeland that described, among other things: (a) the nature, extent and quality of the services provided by Copeland to each Fund and the experience and qualifications of the personnel providing those services; (b) its organizational structure, financial information, level of insurance coverage, Form ADV and SOC 1 report; (c) its investment process and the strategy of each Fund; (d) its types of clients and assets under management; (e) its brokerage, soft dollar commission and trade allocation policies, including the types of research and services obtained in connection with soft dollar commissions; (f) the investment performance of each Fund as compared to its applicable benchmark index, Copeland’s other similarly managed accounts as applicable, and relevant peer group; (g) its advisory fee arrangement with each Fund as compared to its relevant peer group and Copeland’s other similarly managed accounts as applicable; (h) the contractual fee and expense waiver arrangement with each Fund; (i) its compliance program to monitor and review investment decisions and to prevent and detect violations of each Fund’s investment policies and limitations, as well as federal securities laws and conflicts of interest assessments, its business continuity and disaster recovery plan and information security system; (j) the costs of the services provided and the profits realized by Copeland from its relationships with each Fund; and (k) the extent to which economies of scale are relevant as each Fund grows, and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Trustees discussed Copeland’s written materials and oral presentation on the Management Agreement, together with information Copeland had provided to the Trustees over the course of the year. In executive session, the Independent Trustees discussed, among other things, the performance of the Funds, expenses, fee levels and waivers, and the Adviser’s profitability and financial strength. In their deliberations, the Trustees did not identify any single factor as determinative or controlling, and different Board members may have given different weight to different individual factors and related conclusions.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Among the factors considered, the Board examined the nature, extent and quality of services provided to each Fund under the Management Agreement, and the quality of Copeland’s professional portfolio management teams. The Board considered, among other things, its on-going dealings with the Adviser, noting that the Adviser has consistently demonstrated its commitment to the interests of the

Trust’s shareholders, provided reasonable communication to the Board and cooperated in all respects with the Board’s requests for information. The Board considered the Trust’s Chief Compliance Officer’s reports on the Adviser’s quarterly compliance certifications. The Board considered the experience and qualifications of each portfolio manager of the Funds. Based on these considerations, the Trustees determined that the Adviser has the capabilities, resources and personnel necessary to manage each Fund and also concluded that they were satisfied with the quality of services provided by Copeland in advising each Fund.

The Board considered the costs of the services provided and the profits realized by the Adviser, as discussed at the Meeting. The Trustees reviewed the relative profitability of each Fund, noting that, while the Funds currently have relatively small asset bases, the Adviser’s overall financial strength and the Funds’ importance to the Adviser’s overall business strategy indicated Copeland’s intent to support the Funds’ continued growth. The Trustees also considered Copeland’s representation that the Funds were an important aspect of the Adviser’s long-term business plan. The Trustees also concluded that the benefits derived by Copeland from managing each Fund, including how it uses soft dollars, and the way in which it conducts portfolio transactions and selects brokers, seemed reasonable.

The Board also considered the management fees and expenses of each Fund. The Board concluded that, based on the information discussed at the Meeting, each Fund’s management fee, taking into account Copeland’s agreement to continue to waive fees and reimburse expenses to limit the expenses of each Fund, was reasonable as compared to the fees of comparable funds, and Copeland’s similarly managed accounts where applicable.

The Board also considered the investment performance of each Fund against its applicable benchmark index and peer group. The Board also took into account the portfolio managers’ discussion of each Fund’s performance and comparable strategy, including, where applicable, the reasons for each Fund’s relative performance as compared to its benchmark index and peer group, as well as performance, where applicable, compared to the Adviser’s separately-managed accounts. Based on this information, the Trustees concluded that the performance of the Copeland Dividend Growth Fund and Copeland SMID Cap Dividend Growth Fund for the periods shown was generally mixed (performance for certain periods was higher than the benchmark and comparative peer performance information, and in other cases it was lower), and that the performance for the Copeland International Small Cap Fund since its inception in December 2021 generally trailed that of the benchmark and comparative peer funds.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rates as assets grow. The Trustees considered the current asset levels of each Fund and Copeland’s agreement to waive fees and reimburse expenses as a means to limit each Fund’s expenses and concluded that, at the time of the Meeting, the absence of breakpoints was reasonable.

Based upon the Trustees’ deliberations and evaluation of the information described above, the Trustees, and separately all of the Independent Trustees, voted to renew the Management Agreement with respect to each Fund for an additional one-year period.

Investment Adviser
Copeland Capital Management, LLC
161 Washington Street, Suite 1325
Conshohocken, PA 19428

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Legal Counsel
Vedder Price P.C.
1401 New York Avenue, Suite 500
Washington, DC 20005

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Transfer Agent
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Il 60603

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-9-COPELAND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-888-9-COPELAND.

COPELAND-SA25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Copeland Trust

By	/s/ Mark W. Giovanniello
Mark W. Giovanniello
Principal Executive Officer/President
Date: 08/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mark W. Giovanniello
Mark W. Giovanniello
Principal Executive Officer/President
Date: 08/08/2025

By	/s/ Steven J. Adams
Steven J. Adams
Principal Financial Officer/Treasurer
Date: 08/08/2025